Going Concern (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Going Concern [Abstract]
Net cash used in operating activities	¥ (28,401,519)	$ (3,964,700)	¥ 7,234,032	¥ (29,611,617)
Accumulated deficit	(139,900,813)		(9,069,539)		$ (19,529,400)
Cash	¥ 468,731		¥ 1,252,793		$ 65,430